Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Nature and amounts of the transactions entered into with related parties

	Transaction values		Balance outstanding as of
In millions	Year Ended December 31, 2012	Year Ended December 31, 2011	December 31, 2012	December 31, 2011
Related Party Receivables
Autoparts Holdings Limited
Recharges of services (a)	$19.9	$8.2	$2.7	$8.2
Joint services agreement (b)	2.6	0.4	0.6	0.4
Sale of goods (c)	56.4	0.4	17.3	0.4
Asset purchase agreement (c)	—	5.6	—	2.3
Asset sales (c)	0.5	—	—	—
Purchase of goods (c)	(1.6)	(0.5)	(0.7)	(0.5)
Related Party Payables
Rank Group Limited
Recharges for professional services (d)	0.1	18.1	—	0.4
Reynolds Group Holdings Limited
Recharges of services (e)	0.3	0.7	—	0.7
Autoparts Holdings Limited
Purchase of goods (c)	2.4	0.7	0.7	0.1

(a)	During the Successor years ended December 31, 2012 and 2011, Holdings incurred total costs of $27.0 million and $12.5 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group. The recharge of services is based on the level of services provided or specific costs. The amounts of the recharges of services in the table are for FRAM Group’s share of these costs. The amounts are to be repaid in the normal course of business.
(b)	On July 29, 2011, UCI International, Inc. entered into a Joint Services Agreement (“JSA”) with Autoparts Holdings. Under the agreement, UCI International, Inc. and Autoparts Holdings each agreed to purchase certain administrative services from the other party. The agreement had an initial term of one year that was automatically renewed on July 29, 2012 for an additional one year period. The agreement may be terminated without cause by either party upon 120 days’ advance written notice to the other party. The agreement may also be terminated for breach or termination of affiliation. The agreement contains representations, warranties and indemnity obligations customary for agreements of this type. The costs billed out under the JSA are based upon the level of services provided. These amounts are to be repaid in the normal course of business.
(c)

The UCI International and FRAM Group businesses each include filtration products. As a result, opportunities exist to realize cost savings and operational efficiencies between the two filtration businesses as well as to consolidate a number of administrative functions to reduce the costs of the respective companies. As a result of Holdings cost sharing and manufacturing arrangements with FRAM Group, during 2011, FRAM Group announced that it would cease operating at two locations and relocate those operations into other FRAM Group and UCI International filtration manufacturing locations. The first plant closing occurred in the fourth quarter of 2011 and the second plant ceased operations in September 2012. UCI International and FRAM Group continue to maintain their own customer relationships and continue to supply their existing customers. Where FRAM Group production is relocated to UCI International filtration manufacturing locations, UCI International manufactures and supplies products to FRAM Group in order to meet its customers’ orders. Product purchase orders are entered into by UCI International and FRAM Group on an arm’s-length basis to document the terms of the sale of products between the two related businesses. The related party sale of goods in the table above are included in net sales on the consolidated statements of comprehensive income (loss) and include a transfer-price markup of approximately 10%.

In connection with these actions, Champion entered into an asset purchase agreement, dated March 21, 2012, with FRAM Group to purchase certain equipment for $5.6 million, which has been relocated to Champion’s plant locations. The full amount of the purchase price was paid by Champion during the fourth quarter of 2011. As of December 31, 2012, all equipment had been transferred to Champion and the balance of $0.7 million representing purchase price in excess of asset value transferred was repaid by FRAM Group to Champion.

During the Successor year ended December 31, 2012, Champion sold certain engineering equipment to FRAM Group for use in the combined Champion and FRAM filtration manufacturing process. The cost of this equipment was paid during 2012.

During the Successor year ended December 31, 2012, Champion purchased from FRAM Group certain materials and component parts used in the manufacturing of products by Champion for FRAM Group.

As of December 31, 2012, UCI (Shanghai) had a net payable of $0.7 million to FRAM Group related to ongoing operations between UCI (Shanghai) and FRAM Group for activity during the Successor year ended December 31, 2012. These amounts are to be repaid in the normal course of business.

(d)	During the Successor years ended December 31, 2012 and 2011, Rank Group incurred on behalf of Holdings third party professional fees and expenses, which were then charged to Holdings. These amounts are to be repaid in the normal course of business.
(e)	During the Successor years ended December 31, 2012 and 2011, a subsidiary of Reynolds Group Holdings Limited billed UCI International, Inc. for rent and facility services costs. These amounts are to be repaid in the normal course of business.